CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	€ 422,303	€ 311,490	€ 125,948
Operating expenses	(324,425)	(297,350)	(212,577)
Operating Profit / (Loss)	97,878	14,140	(86,629)
Finance income	7,076	2,060	1,176
Finance costs	(57,421)	(38,649)	(25,794)
Net finance costs	(50,345)	(36,589)	(24,618)
Profit / (Loss) before tax	47,533	(22,449)	(111,247)
Income tax benefit / (expense)	(26,607)	(1,050)	14,612
Profit / (Loss) for the year	20,926	(23,499)	(96,635)
Profit / (Loss) attributable to:
Owners of the parent	13,975	(25,621)	(97,177)
Non-controlling interests	6,951	2,122	542
Profit / (Loss) for the year	€ 20,926	€ (23,499)	€ (96,635)
Basic profit / (loss) per ordinary share (in euro per share)	€ 0.06	€ (0.12)	€ (0.49)
Diluted profit / (loss) per ordinary share (in euro per share)	€ 0.06	€ (0.12)	€ (0.49)